SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES (Details)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Year End Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7799	7.7693	7.8259
Year Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7771	7.8084	7.8172